Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital Commitments

As of December 31, 2023 and 2022, the Company had no capital commitments.

Contingencies

As of December 31, 2023 and through the issuance date of the consolidated financial statements included in this Form 20-F, the Company does not have any other significant indemnification claims.